Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 18,954	$ 26,754
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment and amortization of intangible assets	24,095	24,790
Amortization of debt issuance costs	535	655
Share-based incentive compensation	3,553	3,100
Deferred tax (benefit)/provision	(2,913)	3
Foreign currency transactions	935	(2,862)
Other operating non-cash expenses	1,028	432
Changes in operating assets and liabilities
(Increase)/decrease in trade receivables	(12,623)	(47,848)
(Increase)/decrease in inventories	7,946	(11)
Increase/(decrease) in trade payables	3,868	11,958
Increase/(decrease) in provisions	(20,821)	(13,328)
Increase/(decrease) in tax liabilities	1,748	6,762
Increase/(decrease) in other assets and liabilities that cannot be allocated to investing or financing activities	(134)	10,983
Net cash provided by operating activities	26,171	21,388
Cash flows from investing activities:
Cash paid for the acquisition of intangible assets and property, plant and equipment	(22,487)	(25,930)
Net cash used in investing activities	(22,487)	(25,930)
Cash flows from financing activities:
Repayments of long-term debt	(2,018)	(2,134)
Cash inflows related to current financial liabilities	37,082	5,073
Cash outflows related to current financial liabilities	(22,823)	0
Dividends paid to shareholders	(11,904)	(11,864)
Net cash provided by (used in) financing activities	337	(8,925)
Increase (decrease) in cash, cash equivalents and restricted cash	4,021	(13,467)
Cash, cash equivalents and restricted cash at the beginning of the period	61,604	75,213	$ 75,213
Effect of exchange rate changes on cash	(200)	976
Cash, cash equivalents and restricted cash at the end of the period	65,425	62,722	61,604
Less restricted cash at the end of the period	4,504	3,008
Cash and cash equivalents at the end of the period	60,921	59,714	$ 57,016
Cash paid for interest, net	6,024	5,908
Cash paid for income taxes	8,764	3,581
Supplemental disclosure of Non-cash activity
Liabilities under built-to-suit lease		7,165
Liabilities for leasing - current	5,144
Liabilities for leasing - non-current	$ 25,587	$ 21,492